united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 10/31/17

Item 1. Schedule of Investments.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017
Principal ($)			Value
	CORPORATE BONDS - 90.5%
	AUTOMOBILES MANUFACTURING - 8.4%
992,000	American Honda Finance Corp., 1.464% due 1/22/2019		$ 992,871
635,000	Ford Motor Credit Co. LLC, 2.243% due 11/4/2019		640,750
300,000	Ford Motor Credit Co. LLC, 2.100% due 6/12/2020		301,753
245,000	Toyota Motor Credit Corp., 1.704% due 1/17/2019		245,689
			2,181,063
	BANKS - 5.8%
250,000	Branch Banking & Trust Co., 1.764% due 1/15/2020		251,436
250,000	Capital One NA, 2.060% due 9/13/2019		251,773
1,000,000	Goldman Sachs Group, Inc., 2.333% due 10/23/2019		1,012,166
			1,515,375
	BIOTECHNOLOGY - 4.8%
672,000	Amgen, Inc., 1.915% due 5/22/2019		675,644
561,000	Amgen, Inc., 1.759% due 5/11/2020		563,716
			1,239,360
	CABLE & SATELLITE - 0.5%
145,000	Comcast Corp., 6.300% due 11/15/2017		145,256

	COMMERCIAL FINANCE - 0.2%
48,000	GE Capital Trust I, 6.375% due 11/15/2067		48,182

	CONSUMER FINANCE - 11.2%
894,000	American Express Credit Corp., 1.688% due 8/15/2019		899,057
1,000,000	Capital One Financial Corp., 2.069% due 5/12/2020		1,008,517
1,000,000	Synchrony Financial, 2.412% due 2/3/2020		1,012,830
			2,920,404
	CONSUMER SERVICES - 1.8%
476,000	Ecolab, Inc., 1.450% due 12/8/2017		475,993

	DIVERSIFIED BANKS - 12.4%
452,000	Bank of America Corp., 2.365% due 3/22/2018		453,571
707,000	Bank of America Corp., 2.399% due 1/15/2019		714,061
590,000	Bank of Montreal, 2.004% due 7/18/2019		594,373
1,029,000	Citigroup, Inc., 2.898% due 5/15/2018		1,037,070
420,000	JPMorgan Chase & Co., 2.135% due 3/22/2019		423,402
			3,222,477
	ELECTRICAL EQUIPMENT MANUFACTURING - 2.1%
198,000	General Electric Co., 1.582% due 8/7/2018		198,275
340,000	General Electric Co., 6.375% due 11/15/2067		341,292
			539,567
	ENTERTAINMENT CONTENT - 4.0%
799,000	The Walt Disney Co., 1.376% due 3/4/2020		799,138
244,000	The Walt Disney Co., 1.412% due 6/5/2020		244,675
			1,043,813
	FINANCIAL SERVICES - 4.7%
1,220,000	Morgan Stanley, 2.215% due 1/24/2019		1,228,191
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Principal ($)			Value
	FOOD & BEVERAGE - 1.8%
475,000	PepsiCo, Inc., 1.350% due 10/15/2018		$ 475,051

	INTEGRATED OILS - 3.2%
843,000	Chevron Corp., 1.416% due 3/2/2018		843,433

	LIFE INSURANCE - 4.8%
175,000	New York Life Global Funding, 1.484% due 7/6/2018, 144A		175,177
1,081,000	New York Life Global Funding, 1.574% due 4/9/2020, 144A		1,084,423
			1,259,600
	MACHINERY MANUFACTURING - 3.0%
778,000	Caterpillar Financial Services Corp., 1.448% due 11/20/2017		778,127

	MASS MERCHANTS - 0.2%
53,000	Wal-Mart Stores, Inc., 1.309% due 10/9/2019		53,023

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 4.7%
1,199,000	Medtronic, Inc., 2.120% due 3/15/2020		1,218,002

	PHARMACEUTICALS - 2.0%
510,000	Merck & Co., Inc., 1.558% due 5/18/2018		511,007

	PROPERTY & CASUALTY INSURANCE - 2.8%
720,000	Berkshire Hathaway, Inc., 1.462% due 8/6/2018		720,747

	RETAIL - CONSUMER DISCRETIONARY - 4.8%
1,258,000	Home Depot Inc., 1.466% due 6/5/2020		1,260,507

	SEMICONDUCTORS - 4.8%
1,250,000	Intel Corp., 1.389% due 5/11/2020		1,251,504

	SOFTWARE & SERVICES - 1.0%
250,000	Oracle Corp., 1.939% due 1/15/2019		251,713

	TRAVEL & LODGING - 1.5%
380,000	Carnival Corp., 1.875% due 12/15/2017		380,185

	TOTAL CORPORATE BONDS (Cost $23,526,278)		23,562,580

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Principal ($)			Value
	U.S TREASURY - 9.2% *
1,700,000	United States Treasury Bill, 0.000% due 11/9/2017		$ 1,699,622
700,000	United States Cash Management Bill, 0.000% due 1/2/2018		698,752
	TOTAL U.S. TREASURY (Cost $2,398,374)		2,398,374

	TOTAL INVESTMENTS - 99.7% (Cost $25,924,652)(a)		$ 25,960,954
	OTHER ASSETS LESS LIABILITIES - 0.3%		81,083
	NET ASSETS - 100.0%		$ 26,042,037

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $25,924,652 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 37,509
		Unrealized Depreciation:	(1,207)
		Net Unrealized Appreciation:	$ 36,302

LLC - Limited Liability Corporation
* Zero Coupon Bonds

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 23,562,580	$ -	$ 23,562,580
U.S. Treasury	-	2,398,374	-	2,398,374
Total	$ -	$ 25,960,954	$ -	$ 25,960,954

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/2017

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/29/2017